Income Taxes - Summary of Company's Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Uncertainties [Abstract]
Balance, beginning of the period	$ 47	$ 7
Increase related to prior year positions	7	2
Increase related to current year positions	110	38
Balance, end of the period	$ 164	$ 47